Long-Term Debt (Narrative I) (Details Narrative) $ in Thousands	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 76,000	$ 60,000	$ 744,506
Line of Credit Facility, Interest Rate Description				1-month Compounded SOFR
Loan margin percentage				0.64%
Repayments of Debt				$ (0)	$ 276,671	$ 152,862
2027 Secured Notes [Member]
Line of Credit Facility [Line Items]
Description of Scope				for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes
Line of Credit Facility, Frequency of Payments				An amount equal to 15% per annum of the original principal balance of each Note shall be paid in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027.
Loan margin percentage				5.69%
Outstanding amount				$ 284,375
Debt Instrument, Issuance Date				Jun. 16, 2022
Debt Instrument, Repurchased Face Amount				$ 350,000
Debt Instrument, Description of Variable Rate Basis				interpolated interest rate of 2.84% plus a margin 2.85%
Number of vessels collateral				20
$76.0 million Macquarie Bank Limited Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 76,000
Description of Scope	to finance part of the acquisition cost of the four 8,544 TEU vessels for an aggregate purchase price of $123,300
Number of tranches	4
Maturity date	May 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 25,000
Line of Credit Facility, Interest Rate Description	SOFR
Loan margin percentage	3.50%
Outstanding amount				$ 66,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments	2
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 5,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments	6
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 6,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Repayment installments	1
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 3,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments I [Member]
Line of Credit Facility [Line Items]
Repayment installments	2
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 1,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope				The Company using a portion of the net proceeds from this credit facility fully prepaid the outstanding amount of the Blue Ocean Junior Credit facility,
Number of tranches				3
Line of Credit Facility, Interest Rate Description				SOFR
Loan margin percentage				2.75%
Outstanding amount				$ 28,500
Issuance date of debt instrument				December 30, 2021
Repayments of Debt				$ 26,205
Fees on repayments of debt				$ 3,968
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				8
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 4,500
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				10
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 2,400
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 12,000
Description of Scope				partially used to fully refinance the Hayfin Credit Facility.
Maturity date				September 2026
Repayment installments				20
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 420
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 3,600
Line of Credit Facility, Interest Rate Description				SOFR
Loan margin percentage				3.25%
Outstanding amount				$ 8,220
Issuance date of debt instrument				August 27, 2021